Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Expected tax (recovery) expense	$ (550,269)	$ (314,497)	$ 5,535
Change in statutory, foreign tax, foreign exchange rates and other	183,916	(161,505)	231,545
Permanent differences	140,572	187,044	227
Adjustment to prior years provision versus statutory tax returns	(26,902)	(5)	17,161
Change in valuation allowance	226,705	138,474	(37,791)
Current income taxes (recovery) expense	(25,978)	60,010	6,178
Deferred income tax (recovery) expense		(210,499)	210,499
Total taxation (recovery) expense	$ (25,978)	$ (150,489)	$ 216,677